Deferred income tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax
Deferred tax assets at beginning of year	$ 428	$ 469
(Charged)/credited to the income statement	36	(67)
Credited/(charged) to other comprehensive income	7	(6)
Reclassification	(36)	4
Exchange	(3)	28
Deferred tax assets at end of year	432	428	$ 469
Deferred tax liabilities at beginning of year	(790)	(928)
(Charged)/credited to the income statement	29	207
Credited/(charged) to other comprehensive income	(3)	1
Reclassification	36	(4)
Exchange	7	(66)
Deferred tax liabilities at end of year	(721)	(790)	(928)
Net deferred tax liabilities at beginning of year	(362)	(459)
(Charged)/credited to the income statement	65	140	(6)
(Charged)/credited to other comprehensive income	4	(5)
Exchange	4	(38)
Net deferred tax liabilities at end of year	$ (289)	$ (362)	$ (459)